Debt - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) program	Sep. 30, 2025 USD ($) banks	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
CP programmes | program	2
Debt issued	$ 75,643		$ 77,078
Fair value of debt excluding finance lease liabilities	43,142		44,119
Short term commercial paper programme
Disclosure of detailed information about borrowings [line items]
Maximum issuance of debt, short-term	$ 10,000
Short term commercial paper programme | Bottom of range
Disclosure of detailed information about borrowings [line items]
Debt maturity period, long-term debt	183 days
Short term commercial paper programme | Top of range
Disclosure of detailed information about borrowings [line items]
Debt maturity period, long-term debt	364 days
EMTN
Disclosure of detailed information about borrowings [line items]
Debt issued	$ 0		0
US shelf registration
Disclosure of detailed information about borrowings [line items]
Debt issued	$ 2,350		0
Frequency of updates to borrowings	3 years
Committed credit facility, due In 2026
Disclosure of detailed information about borrowings [line items]
Number of banks | banks		26
Maximum borrowing capacity		$ 8,000	$ 8,000